Accounts Payable, Accrued Expenses and Other Current Liabilities - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Schedule Of Other Current Liabilities [Line Items]
Unredeemed gift certificate and merchandise credit liability		$ 18,435	$ 20,742
Allowance for sales returns		5,206	3,181	3,403	3,145
Capital lease obligation-current		2,925	4,114
Other liabilities		5,862	2,824
Total other current liabilities	$ 32,666	$ 32,428	$ 30,861